MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Marketable securities	R$ 13,267,286	R$ 7,965,742
Current	12,823,886	7,546,639
Non-Current	443,400	419,103
Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	5,889,009	3,455,090
Foreign
MARKETABLE SECURITIES
Marketable securities	7,378,277	4,510,652
Private Funds | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 1,295,296	1,208,975
Private Funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	109.87%
Private Securities (CDBs) | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 4,150,313	1,827,012
Private Securities (CDBs) | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.81%
CDBs - Escrow Account | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 443,400	419,103
CDBs - Escrow Account | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	104.65%
Time Deposits | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 7,333,308	4,386,589
Average yield p.a. %	6.71%
Other | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 44,969	R$ 124,063
Average yield p.a. %